Supplementary Financial Statements Information (Short Term Loan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short term loan	$ 174	$ 162
Factoring Agreement [Member]
Short-term Debt [Line Items]
Factoring fee, percent of factored receivables	0.60%
Debt instrument, variable interest reference rate	prime
Debt instrument, spread over variable rate	2.15%
Short term loan	$ 173	$ 162